Fair Value Measurements - Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Trading loans, securities, and other
Trading loans, securities, and other	$ 131,830	$ 146,000
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,668	6,503
Derivatives
Derivative financial assets	73,836	48,894
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,579	4,040
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	120,705	111,104
Securities purchased under reverse repurchase agreements	167,791	165,935
FINANCIAL LIABILITIES
Trading deposits	26,398	26,885
Derivatives
Derivative financial liabilities	72,990	50,051
Securitization liabilities at fair value	13,473	13,058
Financial liabilities designated at fair value through profit or loss	94,164	105,131
Obligations related to securities sold short	28,731	29,656
Obligations related to securities sold under repurchase agreements	163,717	125,856
Recurring fair value measurement [member]
Trading loans, securities, and other
Trading loans, securities, and other	131,830	146,000
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,668	6,503
Derivatives
Derivative financial assets	73,836	48,894
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,579	4,040
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	120,705	111,104
Securities purchased under reverse repurchase agreements	6,291	4,843
FINANCIAL LIABILITIES
Trading deposits	26,398	26,885
Derivatives
Derivative financial liabilities	72,990	50,051
Securitization liabilities at fair value	13,473	13,058
Financial liabilities designated at fair value through profit or loss	94,164	105,131
Obligations related to securities sold short	28,731	29,656
Obligations related to securities sold under repurchase agreements	2,120	2,973
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	46,409	70,271
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	235	229
Derivatives
Derivative financial assets	499	313
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,019	287
Derivatives
Derivative financial liabilities	808	306
Obligations related to securities sold short	1,599	878
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	85,406	75,717
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,934	5,776
Derivatives
Derivative financial assets	73,000	47,977
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,579	4,040
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	118,037	109,242
Securities purchased under reverse repurchase agreements	6,291	4,843
FINANCIAL LIABILITIES
Trading deposits	22,076	22,793
Derivatives
Derivative financial liabilities	71,167	48,115
Securitization liabilities at fair value	13,473	13,058
Financial liabilities designated at fair value through profit or loss	94,157	105,110
Obligations related to securities sold short	27,132	28,778
Obligations related to securities sold under repurchase agreements	2,120	2,973
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	15	12
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	499	498
Derivatives
Derivative financial assets	337	604
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,649	1,575
FINANCIAL LIABILITIES
Trading deposits	4,322	4,092
Derivatives
Derivative financial liabilities	1,015	1,630
Financial liabilities designated at fair value through profit or loss	7	21
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	20,884	10,916
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,560	9,663
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	8,586	8,518
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	15,838	12,927
Recurring fair value measurement [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	18,829	19,133
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	42,515	40,737
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	4,115	4,132
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	13,584	14,407
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	2,224	1,746
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,640	5,437
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 1 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	3,017	395
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	17,867	10,521
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,560	9,663
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	8,586	8,510
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	15,838	12,927
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	18,829	19,133
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	42,515	40,737
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	4,115	4,132
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	13,584	14,407
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	2,224	1,746
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,640	5,437
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other		8
Recurring fair value measurement [member] | Other debt securities [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,252	5,132
Recurring fair value measurement [member] | Other debt securities [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	14,953	13,548
Recurring fair value measurement [member] | Other debt securities [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,781	15,888
Recurring fair value measurement [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	198	247
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,905	7,834
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,252	5,129
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	14,938	13,547
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,781	15,888
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	198	247
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,885	7,810
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other		3
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	15	1
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20	24
Recurring fair value measurement [member] | Equity securities [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	30,989	56,119
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,459	1,598
Recurring fair value measurement [member] | Equity securities [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	36	57
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	190	242
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	30,964	56,058
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	856	89
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	36	57
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	163	198
Recurring fair value measurement [member] | Equity securities [member] | Level 2 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	25	61
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1	2
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Common shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,602	1,507
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Preferred shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	27	44
Recurring fair value measurement [member] | Trading loans [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,156	12,482
Recurring fair value measurement [member] | Trading loans [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,156	12,482
Recurring fair value measurement [member] | Commodities [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,789	14,198
Recurring fair value measurement [member] | Commodities [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,392	13,761
Recurring fair value measurement [member] | Commodities [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	397	437
Recurring fair value measurement [member] | Retained interests [member]
Trading loans, securities, and other
Trading loans, securities, and other	17	19
Recurring fair value measurement [member] | Retained interests [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	17	19
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,992	4,707
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,579	4,040
Recurring fair value measurement [member] | Securities [member] | Level 1 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	235	229
Recurring fair value measurement [member] | Securities [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,261	3,985
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,579	4,040
Recurring fair value measurement [member] | Securities [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	496	493
Recurring fair value measurement [member] | Loans [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,676	1,796
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,035	2,124
Recurring fair value measurement [member] | Loans [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,673	1,791
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,035	2,124
Recurring fair value measurement [member] | Loans [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3	5
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivatives
Derivative financial assets	22,038	14,816
Derivatives
Derivative financial liabilities	23,073	14,506
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	19	22
Derivatives
Derivative financial liabilities	14	19
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	22,019	14,794
Derivatives
Derivative financial liabilities	22,962	14,404
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial liabilities	97	83
Recurring fair value measurement [member] | Foreign exchange contracts [member]
Derivatives
Derivative financial assets	43,121	30,650
Derivatives
Derivative financial liabilities	40,096	29,399
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	32	24
Derivatives
Derivative financial liabilities	26	21
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	43,075	30,623
Derivatives
Derivative financial liabilities	40,069	29,374
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	14	3
Derivatives
Derivative financial liabilities	1	4
Recurring fair value measurement [member] | Credit Derivative Contracts [member]
Derivatives
Derivative financial assets	88	16
Derivatives
Derivative financial liabilities	215	420
Recurring fair value measurement [member] | Credit Derivative Contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	88	16
Derivatives
Derivative financial liabilities	215	420
Recurring fair value measurement [member] | Equity contracts [member]
Derivatives
Derivative financial assets	5,555	1,888
Derivatives
Derivative financial liabilities	6,453	4,391
Recurring fair value measurement [member] | Equity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	3	1
Recurring fair value measurement [member] | Equity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	5,263	1,298
Derivatives
Derivative financial liabilities	5,633	2,877
Recurring fair value measurement [member] | Equity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	289	589
Derivatives
Derivative financial liabilities	820	1,514
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivative financial assets	3,034	1,524
Derivatives
Derivative financial liabilities	3,153	1,335
Recurring fair value measurement [member] | Commodity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	445	266
Derivatives
Derivative financial liabilities	768	266
Recurring fair value measurement [member] | Commodity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	2,555	1,246
Derivatives
Derivative financial liabilities	2,288	1,040
Recurring fair value measurement [member] | Commodity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	34	12
Derivatives
Derivative financial liabilities	$ 97	$ 29